Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On February 2, 2012 the Company announced that it had commenced a tender offer (the “2012 Senior Notes Tender Offer”) to purchase any and all of the outstanding $129.0 million aggregate principal amount of Senior Notes, which expired on March 2, 2012. Concurrently, the Company announced that it had priced an offering of $130.0 million aggregate principal amount of additional 2019 Senior Notes at an issue price of 104.375% of par, which closed on February 17, 2012.
On February 17, 2012, the Company announced that it had accepted for purchase $120.6 million principal amount of the outstanding Senior Notes, representing approximately 93.5% of the outstanding Senior Notes, that were tendered by February 16, 2012. On March 5, 2012, the Company accepted for purchase an additional $0.1 million principal amount of the outstanding Senior Notes that were tendered prior to the expiration of the tender offer on March 2, 2012. The Company has called for redemption on March 19, 2012 the remaining $8.3 million principal amount of Senior Notes that were not tendered.

The proceeds from the issuance of 2019 Senior Notes, together with cash on hand and borrowings under the Revolving Loan, were used to fund the purchase of the Senior Notes tendered pursuant to the 2012 Senior Notes Tender Offer, including the payment of tender and consent consideration, accrued and unpaid interest and transaction fees and expenses, and the payment of the redemption price and accrued and unpaid interest of the Senior Notes called for redemption.
In connection with the purchase of the Senior Notes under the 2012 Senior Notes Tender Offer and the call for redemption, the Company expects to record a loss on extinguishment of long-term debt of approximately $9 million in the consolidated statement of operations in the first quarter of 2012. The loss represents tender offer consideration, redemption price payments and the write-off of unamortized deferred financing costs related to the Senior Notes.
On February 2, 2012, the Company made an optional prepayment of $120.0 million aggregate principal amount of the Term Loan. On February 14, 2012, the Company made an additional optional prepayment of $60.0 million. The prepayments were allocated on a pro rata basis between the extended and non-extended loans. The optional prepayments will reduce the amount of the required mandatory prepayment due in 2012 under the excess cash flow provision of the Term Loan on a dollar for dollar basis with respect to the year ended December 31, 2011.